FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of financial assets
he following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2017:

(US$ MILLIONS)	FVTPL	Available for sale securities	Loans and Receivables/ Other Liabilities	Total
MEASUREMENT BASIS	(Fair Value)	(Fair Value through OCI)	(Amortized Cost)
Financial assets
Cash and cash equivalents	$—	$—	$1,106	$1,106
Accounts receivable, net (current and non-current) (1)	50	—	4,312	4,362
Other assets (current and non-current) (2)	—	—	195	195
Financial assets (current and non-current) (3)	116	429	239	784
Total	$166	$429	$5,852	$6,447
Financial liabilities
Accounts payable and other (4)	$159	$—	$3,766	$3,925
Borrowings (current and non-current)	—	—	3,265	3,265
Total	$159	$—	$7,031	$7,190
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(1)	Accounts receivable recognized at fair value relates to our mining business.

(2)	Excludes prepayments and other assets of $314 million.

(3)	Refer to Hedging Activities in note 4(a) below.

(4)	Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various tax and duties of $1,713 million.
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The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2018:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,949	$1,949
Accounts receivable, net (current and non-current) (1)	67	—	5,093	5,160
Other assets (current and non-current) (2)	—	—	563	563
Financial assets (current and non-current) (3)	413	376	580	1,369
Total (4)	$480	$376	$8,185	$9,041
Financial liabilities
Accounts payable and other (5)	$311	$48	$4,679	$5,038
Borrowings (current and non-current)	—	—	10,866	10,866
Total	$311	$48	$15,545	$15,904
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(1)	Accounts receivable recognized at fair value relates to our mining business.

(2)	Excludes prepayments and other assets of $950 million.

(3)	Refer to Hedging Activities in note 4(a) below.

(4)	Total financial assets include $3,509 million of assets pledged as collateral.

(5)	Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various tax and duties of $4,044 million.

(US$ MILLIONS)	2018	2017
Current
Marketable securities (1)	$265	$207
Restricted cash	376	68
Derivative contracts	223	75
Loans and notes receivable	22	11
Total current	$886	$361
Non-current
Marketable securities (1)	$1	$1
Restricted cash	32	11
Derivative contracts	20	7
Loans and notes receivable	150	150
Other financial assets (2)	280	254
Total non-current	$483	$423
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(1)	During the year ended December 31, 2018 the partnership recognized $nil (2017: $49 million), of net gains on disposition of marketable securities.

(2)	Other financial assets includes secured debentures to homebuilding companies in our business services segment.

(US$ MILLIONS)	2018	2017
Current, net	$4,307	$3,454
Non-current, net
Accounts receivable	37	—
Retainer on customer contracts	103	197
Billing rights	713	711
Total Non-current, net	$853	$908
Total (1)	$5,160	$4,362

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(1)	Refer to Note 16 for additional information.
he amount of accounts and other receivables written down for bad debts was as follows:

(US$ MILLIONS)	2018	2017	2016
Loss allowance - beginning	$40	$7	10
Add: increase in allowance	22	39	1
Deduct: bad debt write offs	(10)	(6)	(3)
Foreign currency translation	(7)	—	(1)
Loss allowance - ending	$45	$40	$7